Alpha Hedged Strategies Fund
                     (formerly the Alpha Strategies I Fund)

                  a series of AIP Alternative Strategies Funds

                                                                December 1, 2003
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                          Supplement to the Prospectus
                             dated December 1, 2003

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     The Alpha Hedged  Strategies  Fund (the "Fund) and its investment  adviser,
Alternative Investment Partners, LLC (the "Adviser"), have filed a request for an exemptive order (the "Order") from the Securities and Exchange Commission that will permit the Adviser, subject to approval by the Fund's Board of Trustees, to change sub-advisers engaged by the Adviser to conduct the investment programs of the Fund without shareholder approval. In addition, the Order would relieve the Fund from the requirement to disclose certain fees paid to the sub-advisers (except to any sub-adviser affiliated with the Adviser) in documents filed with the SEC and provided to shareholders. Currently, the Adviser pays each sub-adviser an annual fee out of its advisory fee equal to 1.00% of the average daily net assets of the Fund that is allocated to each sub-adviser by the Adviser.

     Please note that until the Order has been obtained, you should ignore all disclosures in the Prospectus stating that the Fund and the Adviser have obtained an exemptive order from the Securities and Exchange Commission.










                     Please retain this Supplement with your
                        Prospectus for future reference.



                          Alpha Hedged Strategies Fund
                     (formerly the Alpha Strategies I Fund)

                  a series of AIP Alternative Strategies Funds

                                                                December 1, 2003
--------------------------------------------------------------------------------

          Supplement to the Statement of Additional Information ("SAI")
                             dated December 1, 2003

--------------------------------------------------------------------------------


     The Alpha Hedged Strategies Fund (the "Fund) and its investment adviser, Alternative Investment Partners, LLC (the "Adviser"), have filed a request for an exemptive order (the "Order") from the Securities and Exchange Commission that will permit the Adviser, subject to approval by the Fund's Board of Trustees, to change sub-advisers engaged by the Adviser to conduct the investment programs of the Fund without shareholder approval. In addition, the Order would relieve the Fund from the requirement to disclose certain fees paid to the sub-advisers (except to any sub-adviser affiliated with the Adviser) in documents filed with the SEC and provided to shareholders. Currently, the Adviser pays each sub-adviser an annual fee out of its advisory fee equal to 1.00% of the average daily net assets of the Fund that is allocated to each sub-adviser by the Adviser. For the fiscal period September 23, 2002 through July 31, 2003, the following fees, as a percentage of the Fund's average daily net assets, were paid to the Fund's sub-advisers:

         Sub-Adviser                                 Aggregate Dollar Amounts

         CapitalWorks Investment Partners, LLC                $42,046
         Twin Capital Management, Inc.                        $34,275
         Zacks Investment Management, Inc.                    $24,179
         Smith Breeden Associates, Inc.                       $ 0.00

     Please note that until the Order has been obtained, you should ignore all disclosures in the SAI stating that the Fund and the Adviser have obtained an exemptive order from the Securities and Exchange Commission.





                     Please retain this Supplement with your
                            SAI for future reference.